PRODUCT REVENUE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Media Products [Member] USD ($)	Dec. 31, 2013 Media Products [Member] CNY	Dec. 31, 2012 Media Products [Member] CNY	Dec. 31, 2011 Media Products [Member] CNY	Dec. 31, 2013 General Merchandise [Member] USD ($)	Dec. 31, 2013 General Merchandise [Member] CNY	Dec. 31, 2012 General Merchandise [Member] CNY	Dec. 31, 2011 General Merchandise [Member] CNY
Revenues from External Customers and Long-Lived Assets [Line Items]
Product revenue	$ 998,657	6,045,573	5,020,803	3,551,510	$ 669,032	4,050,122	3,252,511	2,457,423	$ 329,625	1,995,451	1,768,292	1,094,087